Statements of Changes in Stockholders’ Equity - Mann- India Technologies Private Limited [Member] - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member	Total	Comprehensive Income [Member]
Balance at Dec. 31, 2016	$ 44,901	$ 786,437	$ 538,746			$ 1,370,084
Balance, shares at Dec. 31, 2016	304,455
Cumulative effect of adopting Topic 606
Cumulative effect of adopting ASC 340-40
Balance (revised) at Dec. 31, 2017	$ 44,901	786,437	538,746			1,370,084
Balance, shares (revised) at Dec. 31, 2017	304,455
Net income attributable to Mann-India,			(528,731)			(528,731)	$ (528,731)
Net income attributable to noncontrolling interest
Cumulative translation adjustment				77,118		77,118	77,118
Comprehensive income							(451,613)
Settlement on conversion of convertible debt
Settlement on conversion of convertible debt, shares
Adjustment for earlier year Depreciations
Forfeiture of shares
Forfeiture of shares, shares
Dividends paid
Balance at Dec. 31, 2017	$ 44,901	786,437	10,015	77,118		918,471
Balance, shares at Dec. 31, 2017	304,455
Cumulative effect of adopting Topic 606
Cumulative effect of adopting ASC 340-40
Balance (revised) at Mar. 31, 2018	$ 44,901	786,437	10,015	77,118		918,471
Balance, shares (revised) at Mar. 31, 2018	304,455
Net income attributable to Mann-India,			(156,896)			(156,896)	(156,896)
Net income attributable to noncontrolling interest
Cumulative translation adjustment				(14,363)		(14,363)	(14,363)
Comprehensive income							(171,259)
Settlement on conversion of convertible debt
Settlement on conversion of convertible debt, shares
Adjustment for earlier year Depreciations
Forfeiture of shares
Forfeiture of shares, shares
Dividends paid
Issue of Common Stock
Balance at Mar. 31, 2018	$ 44,901	786,437	(146,881)	62,755		747,212
Balance, shares at Mar. 31, 2018	304,455
Balance at Dec. 31, 2017	$ 44,901	786,437	10,015	77,118		918,471
Balance, shares at Dec. 31, 2017	304,455
Cumulative effect of adopting Topic 606
Cumulative effect of adopting ASC 340-40
Balance (revised) at Dec. 31, 2018	$ 44,901	786,437	10,015	77,118		918,471
Balance, shares (revised) at Dec. 31, 2018	304,455
Net income attributable to Mann-India,			(328,412)	77,118		(328,412)	(328,412)
Net income attributable to noncontrolling interest
Cumulative translation adjustment				(69,394)		(69,394)	(69,394)
Comprehensive income							(397,806)
Settlement on conversion of convertible debt
Settlement on conversion of convertible debt, shares
Adjustment for earlier year Depreciations
Forfeiture of shares
Forfeiture of shares, shares
Dividends paid
Balance at Dec. 31, 2018	$ 44,901	786,437	(318,397)	7,724		520,665
Balance, shares at Dec. 31, 2018	304,455
Cumulative effect of adopting Topic 606
Cumulative effect of adopting ASC 340-40
Net income attributable to Mann-India,			36,107			36,107	36,107
Net income attributable to noncontrolling interest
Cumulative translation adjustment				9,944		9,944	9,944
Comprehensive income							$ 46,051
Settlement on conversion of convertible debt
Settlement on conversion of convertible debt, shares
Adjustment for earlier year Depreciations
Forfeiture of shares
Forfeiture of shares, shares
Dividends paid
Issue of Common Stock	$ 7,191	216,438				223,629
Issue of Common Stock, shares	51,194
Balance at Mar. 31, 2019	$ 52,092	$ 1,002,875	$ (282,290)	$ 17,668		$ 790,345
Balance, shares at Mar. 31, 2019	355,649